ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of accounts receivable

Accounts receivable consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable:
Receivables for loan referral service from institutional funding partners	109,910	315,895
Less: allowance for credit losses	—	—
Total accounts receivable	109,910	315,895

Summary of movement of allowance for uncollectible receivables

The movement of allowance for uncollectible receivables for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	28,014	60,679	—
Current year credit losses	144,636	49,231	—
Current year write off	(111,971)	(109,910)	—
Balance at end of the year	60,679	—	—

Summary of Contract Assets	Contract assets consists of the following:
	As of December 31,
	2020	2021
	RMB	RMB
Contract assets	48,154	186,536
Less: Allowance for credit losses	—	—
Contract assets, net	48,154	186,536